Schedule of Investments (unaudited)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$5	$5,120
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	35	36,206
		41,326
Aerospace & Defense — 2.8%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	100	108,976
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)	20	20,885
Northrop Grumman Systems Corp., 7.75%, 02/15/31	55	81,370
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	100	105,140
		316,371
Agriculture — 0.8%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)	70	70,464
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	20	20,522
		90,986
Airlines — 0.4%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 08/25/31	42	45,924
Auto Manufacturers — 2.9%
Daimler Finance North America LLC, 8.50%, 01/18/31	100	153,974
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	50	49,962
2.70%, 06/10/31 (Call 03/10/31)	25	25,561
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)	102	108,427
		337,924
Banks — 2.3%
Bank of New York Mellon Corp. (The), 1.65%, 01/28/31 (Call 10/28/30)	15	14,993
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (SOFR +1.105%)(a)	10	9,729
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	20	21,224
State Street Corp., 2.20%, 03/03/31	100	102,665
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	100	97,318
Westpac Banking Corp., 4.32%, 11/23/31 (Call 11/23/26)(a)	20	22,354
		268,283
Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31 (Call 10/23/30)	2	2,489
Coca-Cola Co. (The)
1.38%, 03/15/31 (Call 12/15/30)	102	99,139
2.00%, 03/05/31	2	2,056
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)	75	76,837
		180,521
Biotechnology — 0.9%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	50	51,621
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	50	51,715
		103,336
Building Materials — 1.1%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)	75	78,956
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	20	20,193
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	20	20,547
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	5	4,951
		124,647
Chemicals — 1.3%
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	100	103,358
Security	Par (000)	Value

Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	$50	$51,020
		154,378
Computers — 1.9%
Apple Inc., 1.65%, 02/08/31 (Call 11/08/30)	75	74,725
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	50	50,830
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)(b)	15	15,138
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)(b)	75	74,649
		215,342
Cosmetics & Personal Care — 0.7%
Procter & Gamble Co. (The), 1.95%, 04/23/31	77	79,607
Diversified Financial Services — 5.6%
Ally Financial Inc., 8.00%, 11/01/31	155	221,807
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	45	47,284
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	92	90,953
2.30%, 05/13/31 (Call 02/13/31)	10	10,420
Mastercard Inc., 1.90%, 03/15/31 (Call 12/15/30)	62	63,857
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	75	72,128
ORIX Corp., 2.25%, 03/09/31	32	32,777
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)	75	71,887
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	35	35,579
		646,692
Electric — 9.7%
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	5	5,573
Appalachian Power Co., Series AA, 2.70%, 04/01/31 (Call 01/01/31)	50	52,625
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	2	2,074
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)	50	52,291
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31
(Call 04/01/31)	20	20,528
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	50	53,749
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	145	148,067
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)	20	21,967
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	2	1,893
1.65%, 06/15/31 (Call 03/15/31)	145	140,456
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	20	20,877
Pacific Gas & Electric Co., 2.50%, 02/01/31 (Call 11/01/30)	15	14,156
Pacific Gas and Electric Co., 3.25%, 06/01/31 (Call 03/01/31)	120	118,291
PacifiCorp, 7.70%, 11/15/31	70	103,899
Progress Energy Inc.
7.00%, 10/30/31	105	147,324
7.75%, 03/01/31	15	21,713
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	100	100,956
Southern California Edison Co., Series G, 2.50%, 06/01/31 (Call 03/01/31)	20	20,302
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	70	72,901
		1,119,642
Electronics — 1.8%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	100	101,988
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	10	10,156
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	20	20,439
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)(b)	70	71,188
		203,771
Environmental Control — 0.9%
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	102	98,625

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 1.8%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	$55	$56,013
Kellogg Co., Series B, 7.45%, 04/01/31	55	80,597
Kroger Co. (The), 7.50%, 04/01/31	50	72,516
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)	2	1,930
		211,056
Forest Products & Paper — 1.2%
Georgia-Pacific LLC, 8.88%, 05/15/31	55	88,169
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)	50	52,146
		140,315
Gas — 1.4%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	5	4,850
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	55	53,002
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	5	5,151
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	95	92,537
		155,540
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	15	15,364
Health Care - Services — 4.1%
Anthem Inc., 2.55%, 03/15/31 (Call 12/15/30)	132	138,424
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	77	78,092
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	20	20,203
Laboratory Corp. of America Holdings, 2.70%, 06/01/31 (Call 03/01/31)	20	20,848
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)	105	111,737
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)	102	106,246
		475,550
Home Furnishings — 0.5%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	55	56,375
Insurance — 1.3%
Arthur J Gallagher & Co., 2.50%, 05/20/31 (Call 08/13/21)	5	5,050
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	100	101,446
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)(b)	25	26,666
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	15	15,138
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)	2	2,222
		150,522
Internet — 1.7%
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	95	98,124
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)	80	82,144
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	10	10,364
		190,632
Iron & Steel — 0.0%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	2	2,185
Lodging — 1.2%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	25	27,499
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	110	112,866
		140,365
Machinery — 1.5%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)	2	2,038
John Deere Capital Corp.
1.45%, 01/15/31	150	146,941
2.00%, 06/17/31	20	20,465
		169,444
Security	Par (000)	Value

Manufacturing — 0.0%
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)	$5	$5,108
Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	120	124,247
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	202	194,746
1.95%, 01/15/31 (Call 10/15/30)	2	2,002
ViacomCBS Inc., 4.95%, 01/15/31 (Call 10/15/30)	100	121,894
		442,889
Oil & Gas — 4.6%
Burlington Resources LLC
7.20%, 08/15/31	2	2,918
7.40%, 12/01/31	170	254,510
Conoco Funding Co., 7.25%, 10/15/31	5	7,378
Devon Energy Corp., 7.88%, 09/30/31	65	92,458
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	77	80,793
Hess Corp., 7.30%, 08/15/31	60	82,079
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	5	4,942
		525,078
Packaging & Containers — 0.2%
WestRock MWV LLC, 7.95%, 02/15/31	15	21,716
Pharmaceuticals — 3.2%
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	105	109,836
Astrazeneca Finance LLC, 2.25%, 05/28/31 (Call 02/28/31)	2	2,077
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	52	51,575
Cigna Corp., 2.38%, 03/15/31 (Call 12/15/30)	102	105,442
CVS Health Corp., 1.88%, 02/28/31 (Call 11/28/30)	102	100,927
		369,857
Pipelines — 1.7%
Kinder Morgan Inc., 7.80%, 08/01/31	77	111,639
Williams Companies Inc. (The), 2.60%, 03/15/31 (Call 12/15/30)	77	79,354
		190,993
Real Estate — 0.7%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	75	77,026
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	5	5,070
		82,096
Real Estate Investment Trusts — 10.8%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	105	117,410
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	15	16,958
American Tower Corp., 2.70%, 04/15/31 (Call 01/15/31)	5	5,250
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	65	70,885
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	35	35,866
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	205	202,946
2.50%, 07/15/31 (Call 04/15/31)	5	5,125
Duke Realty LP, 1.75%, 02/01/31 (Call 11/01/30)	50	48,836
Essex Portfolio LP, 2.55%, 06/15/31 (Call 03/15/31)	100	103,589
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	25	27,395
Healthcare Realty Trust Inc., 2.05%, 03/15/31 (Call 12/15/30)	80	79,410
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	80	79,163
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	15	15,483
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	50	48,558
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	25	24,983

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP, 1.63%, 03/15/31 (Call 12/15/30)	$2	$1,969
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	5	5,114
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	5	5,561
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	70	71,023
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)	50	50,329
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)	40	42,579
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	5	5,124
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)	5	5,370
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	5	5,263
2.80%, 06/01/31 (Call 03/01/31)	100	105,688
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	65	66,454
		1,246,331
Retail — 4.0%
Home Depot Inc. (The), 1.38%, 03/15/31 (Call 12/15/30)	152	147,363
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)	85	89,062
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	102	107,272
Nordstrom Inc., 4.25%, 08/01/31 (Call 05/01/31)	25	26,277
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	2	1,959
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	2	1,975
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	85	83,468
		457,376
Semiconductors — 2.6%
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	195	194,508
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)(b)	80	83,489
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)	2	2,031
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)(b)	5	5,158
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	10	10,473
		295,659
Software — 4.8%
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	100	103,977
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	2	1,982
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)	100	101,668
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	225	237,910
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	100	97,724
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	10	10,179
		553,440
Telecommunications — 10.4%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)	255	269,007
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	$120	$124,670
Orange SA, 9.00%, 03/01/31(a)	205	325,147
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	160	160,637
2.55%, 02/15/31 (Call 11/15/30)	20	20,595
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	302	293,592
2.55%, 03/21/31 (Call 12/21/30)	5	5,198
		1,198,846
Transportation — 1.7%
Canadian Pacific Railway Co., 7.13%, 10/15/31	20	28,783
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)	75	77,702
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	15	15,067
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	75	78,035
		199,587
Trucking & Leasing — 0.2%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	25	24,221
Water — 0.2%
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	25	25,726

Total Corporate Bonds & Notes — 98.8%
(Cost: $11,170,956)		11,373,646

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40	40,000

Total Short-Term Investments — 0.3%
(Cost: $40,000)		40,000

Total Investments in Securities — 99.1%
(Cost: $11,210,956)		11,413,646

Other Assets, Less Liabilities — 0.9%		100,734

Net Assets — 100.0%		$11,514,380

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/22/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$40,000	(b)	$—	$—	$—	$40,000	40	$—	$—

(a)	The Fund commenced operations on June 22, 2021.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$11,373,646	$—	$11,373,646
Money Market Funds	40,000	—	—	40,000
	$40,000	$11,373,646	$—	$11,413,646

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

4